Significant Accounting Policies and Practices and Recent Accounting Pronouncements - Goodwill and Intangibles (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived Intangible Assets, Written off Related to Sale of Business Unit		$ 9.9
Deconsolidation, Gain (Loss), Amount	$ 0.0	0.0	$ 38.5
Document Period End Date	Sep. 30, 2017
Funds Withheld Receivable		0.0
Goodwill, Purchase Accounting Adjustments	$ 0.0
Goodwill, Acquired During Period		3.3
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)			31.9
Customer Relationships [Member] | Weighted average
Finite-Lived Intangible Assets [Line Items]
Amortization period, intangible asset	17 years 11 months
Customer Relationships [Member] | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period, intangible asset	20 years
Technology Assets [Member] | Weighted average
Finite-Lived Intangible Assets [Line Items]
Amortization period, intangible asset	11 years 4 months 12 days
Technology Assets [Member] | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period, intangible asset	18 years
Trade Names [Member] | Weighted average
Finite-Lived Intangible Assets [Line Items]
Amortization period, intangible asset	6 years 2 months
Hardware and home improvement [Member]
Finite-Lived Intangible Assets [Line Items]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	93.20%
Global Pet Supplies [Member]
Finite-Lived Intangible Assets [Line Items]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	38.60%
Home and Garden [Member]
Finite-Lived Intangible Assets [Line Items]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	352.30%
Spectrum Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	$ 16.3	2.7
FOH [Member]
Finite-Lived Intangible Assets [Line Items]
Impaired Financing Receivable, Recorded Investment			16.2
FOH [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived Intangible Assets Acquired			9.9
Goodwill, Acquired During Period			16.2
CorAmerica [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill and Intangible Asset Impairment		$ 10.7	$ 28.3